UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/09 (Unaudited)

COMMON STOCKS (94.2%)(a)
	Shares	Value

Aerospace and defense (2.1%)
Lockheed Martin Corp.	491,900	$36,882,662
Raytheon Co.	495,900	23,396,562
		60,279,224

Banking (11.4%)
Bank of America Corp. (S)	5,694,500	100,166,255
Bank of New York Mellon Corp. (The)	771,400	22,841,154
Comerica, Inc.	109,100	2,909,697
JPMorgan Chase & Co. (S)	437,091	18,995,975
State Street Corp.	2,035,300	106,812,544
SunTrust Banks, Inc. (S)	1,360,500	31,794,885
Wells Fargo & Co. (S)	1,559,150	42,907,808
		326,428,318

Biotechnology (3.2%)
Amgen, Inc. (NON)	1,093,200	65,307,768
Genzyme Corp. (NON)	489,500	27,270,045
		92,577,813

Building materials (0.3%)
Owens Corning, Inc. (NON) (S)	432,000	9,650,880
		9,650,880

Cable television (1.1%)
Comcast Corp. Special Class A	823,400	12,013,406
DIRECTV Group, Inc. (The) (NON) (S)	574,400	14,222,144
DISH Network Corp. Class A (NON)	258,800	4,221,028
		30,456,578

Chemicals (2.6%)
CF Industries Holdings, Inc.	89,100	7,275,906
FMC Corp.	584,800	27,894,960
Lubrizol Corp. (The) (S)	625,200	39,837,744
		75,008,610

Commercial and consumer services (0.2%)
Equifax, Inc.	202,300	5,591,572
		5,591,572

Communications equipment (0.4%)
Cisco Systems, Inc. (NON)	524,900	11,337,840
		11,337,840

Computers (1.6%)
Dell, Inc. (NON) (S)	756,400	11,973,812
EMC Corp. (NON) (S)	1,114,100	17,714,190
IBM Corp. (S)	81,200	9,585,660
NetApp, Inc. (NON)	254,300	5,785,325
		45,058,987

Conglomerates (0.7%)
Honeywell International, Inc.	224,600	8,256,296
Tyco International, Ltd. (S)	356,600	11,300,654
		19,556,950

Consumer goods (4.2%)
Clorox Co. (S)	70,169	4,146,286
Energizer Holdings, Inc. (NON) (S)	891,900	58,357,017
Kimberly-Clark Corp.	939,800	56,820,308
		119,323,611

Containers (0.3%)
Owens-Illinois, Inc. (NON)	247,300	8,393,362
		8,393,362

Distribution (0.3%)
SYSCO Corp.	394,900	10,066,001
		10,066,001

Electric utilities (7.0%)
Alliant Energy Corp.	574,400	15,129,696
Edison International	1,683,500	56,245,735

Great Plains Energy, Inc.	2,303,538	40,357,986
NV Energy, Inc.	2,661,800	32,101,308
Pepco Holdings, Inc. (S)	3,940,700	56,470,231
		200,304,956

Electrical equipment (0.6%)
Hubbell, Inc. Class B	433,300	16,669,051
		16,669,051

Electronics (0.7%)
Texas Instruments, Inc. (S)	824,600	20,276,914
		20,276,914

Engineering and construction (0.2%)
KBR, Inc.	328,500	7,440,525
		7,440,525

Financial (4.6%)
Assurant, Inc.	1,655,200	49,573,240
Discover Financial Services	5,941,742	81,698,953
		131,272,193

Forest products and packaging (0.5%)
Sonoco Products Co.	578,800	15,014,072
		15,014,072

Health-care services (2.7%)
AmerisourceBergen Corp.	1,244,400	26,518,164
IMS Health, Inc.	931,000	12,903,660
McKesson Corp. (S)	677,600	38,528,336
		77,950,160

Insurance (5.5%)
ACE, Ltd.	90,700	4,732,726
Aflac, Inc.	208,700	8,477,394
Allied World Assurance Company Holdings, Ltd. (Bermuda)	377,500	17,489,575
Arch Capital Group, Ltd. (NON)	126,000	8,186,220
Assured Guaranty, Ltd. (Bermuda) (S)	741,600	14,757,840
Axis Capital Holdings, Ltd.	643,000	19,598,640
Fidelity National Title Group, Inc. Class A	736,000	11,054,720
MetLife, Inc. (S)	865,900	32,696,384
PartnerRe, Ltd.	136,199	10,066,468
Platinum Underwriters Holdings, Ltd. (Bermuda)	330,140	11,967,575
RenaissanceRe Holdings, Ltd.	219,200	11,935,440
Validus Holdings, Ltd. (Bermuda) (S)	271,000	6,953,860
W.R. Berkley Corp.	58,100	1,484,455
		159,401,297

Investment banking/Brokerage (2.1%)
Morgan Stanley (S)	2,057,400	59,582,304
		59,582,304

Media (0.8%)
Time Warner, Inc.	141,700	3,954,847
Viacom, Inc. Class B (NON) (S)	729,300	18,261,672
		22,216,519

Medical technology (0.3%)
Covidien PLC (Ireland)	144,575	5,720,833
Pall Corp.	64,168	1,907,715
		7,628,548

Metals (0.1%)
Nucor Corp.	60,800	2,708,032
		2,708,032

Oil and gas (14.8%)
BP PLC ADR (United Kingdom) (S)	1,368,100	70,388,745
Chevron Corp.	1,766,100	123,521,034
Exxon Mobil Corp. (S)	712,800	49,290,120
Marathon Oil Corp.	1,803,300	55,667,871
Occidental Petroleum Corp. (S)	309,400	22,617,140
Total SA (France)	1,682,470	96,673,680
Total SA ADR (France)	100	5,727
Valero Energy Corp.	439,859	8,242,958
		426,407,275

Pharmaceuticals (6.5%)
Abbott Laboratories	767,200	34,700,456
Johnson & Johnson (S)	918,000	55,483,920
Pfizer, Inc. (S)	5,757,200	96,145,240
		186,329,616

Power producers (2.1%)

AES Corp. (The) (NON) (S)			4,416,600	60,374,922
				60,374,922

Real estate (2.1%)
Annaly Capital Management, Inc. (R)			2,707,700	46,951,518
MFA Mortgage Investments, Inc. (R)			1,623,500	12,858,120
				59,809,638

Regional Bells (3.0%)
AT&T, Inc.			1,102,600	28,722,730
Verizon Communications, Inc. (S)			1,885,600	58,529,024
				87,251,754

Retail (5.6%)
CVS Caremark Corp. (S)			1,557,500	58,437,400
Foot Locker, Inc. (S)			1,476,000	15,734,160
Gap, Inc. (The) (S)			1,142,800	22,456,020
Kroger Co.			1,169,600	25,251,664
TJX Cos., Inc. (The) (S)			664,700	23,895,965
Wal-Mart Stores, Inc.			320,400	16,298,748
				162,073,957

Semiconductor (0.4%)
Atmel Corp. (NON)			2,958,800	12,219,844
				12,219,844

Software (3.4%)
Microsoft Corp.			2,512,088	61,922,969
Parametric Technology Corp. (NON) (S)			1,754,700	23,337,510
Symantec Corp. (NON)			888,100	13,428,072
				98,688,551

Tire and rubber (0.6%)
Goodyear Tire & Rubber Co. (The) (NON)			1,037,800	17,113,322
				17,113,322

Tobacco (1.8%)
Lorillard, Inc.			394,300	28,693,211
Philip Morris International, Inc.			478,800	21,885,948
				50,579,159

Waste Management (0.4%)
IESI-BFC, Ltd. (Canada)			889,171	11,968,240
				11,968,240

Total common stocks (cost $2,231,284,561)				$2,707,010,595

CONVERTIBLE PREFERRED STOCKS (3.2%)(a)
			Shares	Value

Bank of America Corp. Ser. L, 7.25% cv. pfd.			8,248	$7,124,210
Great Plains Energy, Inc. $6.00 cv. pfd.			497,481	30,246,845
Mylan, Inc. 6.50% cv. pfd.			26,792	25,709,871
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			8,156	6,952,990
XL Capital, Ltd. $2.687 cv. pfd.			792,845	21,684,311

Total convertible preferred stocks (cost $75,253,416)				$91,718,227

CONVERTIBLE BONDS AND NOTES (1.6%)(a)
			Principal amount	Value

Alexandria Real Estate Equities, Inc. 144A cv. sr.
unsec. notes 8s, 2029 (R)			$5,821,000	$8,814,158
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014			26,310,000	35,010,717
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			2,093,000	2,553,460

Total convertible bonds and notes (cost $35,570,392)				$46,378,335

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	12,063	$125,938

Total warrants (cost $--)				$125,938

SHORT-TERM INVESTMENTS (19.8%)(a)
			Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from September 1, 2009 to
September 10, 2009 (d)			$547,787,281	$547,779,135
Putnam Money Market Liquidity Fund (e)			22,469,850	22,469,850

Total short-term investments (cost $570,248,985)				$570,248,985

TOTAL INVESTMENTS

Total investments (cost $2,912,357,354) (b)				$3,415,482,080

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $2,873,533,930.

(b) The aggregate identified cost on a tax basis is $2,968,923,126, resulting in gross unrealized appreciation and depreciation of $554,298,013 and $107,739,059, respectively, or net unrealized appreciation of $446,558,954.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2009, the value of securities loaned amounted to $528,786,893. The fund received cash collateral of $547,779,135 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $23,366 for the period ended August 31, 2009. During the period ended August 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $227,191,776 and $204,721,926, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2009.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At August 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam

Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$92,730,714	$--	$--

Capital goods	104,750,402	--	--

Communication services	117,708,332	--	--

Conglomerates	19,556,950	--	--

Consumer cyclicals	132,957,186	--	--

Consumer staples	263,657,835	--	--

Energy	329,733,595	96,673,680	--

Financial	736,493,750	--	--

Health care	364,486,137	--	--

Technology	187,582,136	--	--

Utilities and power	260,679,878	--	--

Total Common stocks	2,610,336,915	96,673,680	--

Convertible bonds and notes	--	46,378,335	--

Convertible preferred stocks	--	91,718,227	--

Warrants	125,938	--	--

Short-term investments	22,469,850	547,779,135	--

Totals by level	$2,632,932,703	$782,549,377	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009